Assets pledged, collateral received and assets transferred - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets pledged, collateral received and assets transferred [Abstract]
Fair value of securities accepted as collateral	£ 928,999	£ 793,573
Of which fair value of securities re-pledged/transferred to others	£ 814,448	£ 685,300